Summary of material accounting policy information - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.175	1.039	1.105
Average foreign exchange rate	1.130	1.082	1.081
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.931	0.941	0.926
Average foreign exchange rate	0.937	0.953	0.972
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	8.226	7.583	7.851
Average foreign exchange rate	8.119	7.787	7.660
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.873	0.829	0.869
Average foreign exchange rate	0.857	0.847	0.870
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	9.146	8.069	8.631
Average foreign exchange rate	8.810	8.445	8.465
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.511	1.416	1.459
Average foreign exchange rate	1.476	1.446	1.452
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	4.315	3.815	4.058
Average foreign exchange rate	4.150	3.975	3.971
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	184.090	163.060	156.330
Average foreign exchange rate	169.043	163.852	151.990
South Korean Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1,696.94	1,532.15	1,433.66
Average foreign exchange rate	1,605.452	1,475.404	1,412.88